Discontinued Operations - Schedule of Operating Leases (Details) - Catheter Precision, Inc [Member]	Dec. 31, 2025 USD ($)
Discontinued Operations - Schedule of Operating Leases (Details) [Line Items]
Office and Plane Leases	$ 725,501
Less accumulated amortization	(139,191)
Right-of-use asset, net	586,310
Office and Plane Leases	567,423
Less: current portion	(331,137)
Long term portion	$ 236,286